Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

February 29, 2020

ZDG-QTLY-0420
1.9881577.102

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.6%
Electronic Arts, Inc. (a)	35	$3,548
Live Nation Entertainment, Inc. (a)	110	6,685
Take-Two Interactive Software, Inc. (a)	74	7,954
		18,187
CONSUMER DISCRETIONARY - 14.9%
Distributors - 0.8%
Pool Corp.	29	6,118
Diversified Consumer Services - 1.2%
Service Corp. International	173	8,268
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	13	4,413
Planet Fitness, Inc. (a)	25	1,687
		6,100
Household Durables - 2.5%
Lennar Corp. Class A	114	6,879
NVR, Inc. (a)	2	7,334
PulteGroup, Inc.	94	3,779
		17,992
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	127	4,399
Expedia, Inc.	68	6,706
		11,105
Multiline Retail - 3.1%
Dollar General Corp.	106	15,932
Dollar Tree, Inc. (a)	72	5,978
		21,910
Specialty Retail - 4.4%
AutoZone, Inc. (a)	11	11,358
Best Buy Co., Inc.	40	3,026
Ross Stores, Inc.	57	6,200
Ulta Beauty, Inc. (a)	26	6,684
Urban Outfitters, Inc. (a)	172	4,044
		31,312
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	40	3,659

TOTAL CONSUMER DISCRETIONARY		106,464

CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	88	5,404
Food & Staples Retailing - 0.1%
Grocery Outlet Holding Corp.	16	506
Food Products - 1.0%
The Hershey Co.	52	7,487
Household Products - 0.4%
Reynolds Consumer Products, Inc. (a)	100	2,885
Personal Products - 1.0%
BellRing Brands, Inc. Class A (a)	300	5,895
Estee Lauder Companies, Inc. Class A	7	1,285
		7,180

TOTAL CONSUMER STAPLES		23,462

FINANCIALS - 6.9%
Capital Markets - 4.3%
LPL Financial	27	2,146
MarketAxess Holdings, Inc.	21	6,811
Moody's Corp.	20	4,801
MSCI, Inc.	47	13,886
S&P Global, Inc.	11	2,925
Tradeweb Markets, Inc. Class A	3	145
		30,714
Insurance - 2.6%
Arch Capital Group Ltd. (a)	145	5,862
Arthur J. Gallagher & Co.	10	975
Brown & Brown, Inc.	16	688
Primerica, Inc.	60	6,680
Progressive Corp.	31	2,268
RenaissanceRe Holdings Ltd.	13	2,215
		18,688

TOTAL FINANCIALS		49,402

HEALTH CARE - 12.5%
Health Care Equipment & Supplies - 6.4%
DexCom, Inc. (a)	47	12,972
Edwards Lifesciences Corp. (a)	14	2,868
Intuitive Surgical, Inc. (a)	4	2,136
Masimo Corp. (a)	37	6,043
ResMed, Inc.	114	18,121
Teleflex, Inc.	6	2,010
The Cooper Companies, Inc.	4	1,298
		45,448
Health Care Providers & Services - 2.1%
Centene Corp. (a)	282	14,952
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	45	6,389
Life Sciences Tools & Services - 3.1%
Bruker Corp.	68	2,962
Charles River Laboratories International, Inc. (a)	56	8,712
Mettler-Toledo International, Inc. (a)	15	10,526
		22,200

TOTAL HEALTH CARE		88,989

INDUSTRIALS - 14.0%
Aerospace & Defense - 4.0%
Harris Corp.	45	8,898
HEICO Corp. Class A	10	883
Huntington Ingalls Industries, Inc.	25	5,138
TransDigm Group, Inc.	24	13,387
		28,306
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	85	5,857
Commercial Services & Supplies - 2.9%
Cintas Corp.	45	12,003
Copart, Inc. (a)	100	8,448
		20,451
Electrical Equipment - 1.1%
AMETEK, Inc.	93	7,998
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	10	3,517
Machinery - 2.8%
Dover Corp.	55	5,651
IDEX Corp.	35	5,180
ITT, Inc.	62	3,729
Toro Co.	75	5,357
		19,917
Professional Services - 1.9%
CoStar Group, Inc. (a)	10	6,676
Verisk Analytics, Inc.	44	6,825
		13,501

TOTAL INDUSTRIALS		99,547

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 0.9%
Motorola Solutions, Inc.	40	6,627
Electronic Equipment & Components - 5.6%
Amphenol Corp. Class A	105	9,626
CDW Corp.	84	9,594
Jabil, Inc.	103	3,301
Keysight Technologies, Inc. (a)	108	10,234
Zebra Technologies Corp. Class A (a)	33	6,962
		39,717
IT Services - 16.0%
Adyen BV (a)(b)	1	880
Black Knight, Inc. (a)	58	3,869
Booz Allen Hamilton Holding Corp. Class A	109	7,772
Broadridge Financial Solutions, Inc.	28	2,922
CACI International, Inc. Class A (a)	18	4,410
EPAM Systems, Inc. (a)	36	8,035
Fidelity National Information Services, Inc.	39	5,449
Fiserv, Inc. (a)	184	20,122
FleetCor Technologies, Inc. (a)	27	7,176
Global Payments, Inc.	186	34,221
VeriSign, Inc. (a)	103	19,544
		114,400
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	29	3,162
Broadcom, Inc.	6	1,636
KLA-Tencor Corp.	84	12,912
Lam Research Corp.	61	17,899
Mellanox Technologies Ltd. (a)	35	4,180
NXP Semiconductors NV	28	3,183
ON Semiconductor Corp. (a)	157	2,930
Skyworks Solutions, Inc.	35	3,506
Xilinx, Inc.	114	9,518
		58,926
Software - 9.3%
Adobe, Inc. (a)	8	2,761
Atlassian Corp. PLC (a)	49	7,103
Cadence Design Systems, Inc. (a)	110	7,275
Check Point Software Technologies Ltd. (a)	17	1,765
Fortinet, Inc. (a)	105	10,716
Intuit, Inc.	8	2,127
Manhattan Associates, Inc. (a)	31	2,088
Paycom Software, Inc. (a)	23	6,501
RingCentral, Inc. (a)	44	10,373
Slack Technologies, Inc. Class A (a)	121	3,269
Synopsys, Inc. (a)	48	6,621
The Trade Desk, Inc. (a)	19	5,458
		66,057

TOTAL INFORMATION TECHNOLOGY		285,727

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	4	2,067
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Equity Lifestyle Properties, Inc.	151	10,318
Public Storage	5	1,046
SBA Communications Corp. Class A	52	13,785
Sun Communities, Inc.	22	3,363
		28,512
TOTAL COMMON STOCKS
(Cost $520,729)		702,357

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.60% (c)
(Cost $4,482)	4,481	4,482
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $525,211)		706,839
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,581
NET ASSETS - 100%		$712,420

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $880 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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